Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Liberated Syndication Inc.
Entity Central Index Key	0001667489
Amendment Flag	true
Amendment description	Amendment No. 3
Document Type	S-1/A
Document Period End Date	Mar. 31, 2016
Entity Filer Category	Smaller Reporting Company